April 1, 1997


Dear Shareholder:

         The Chesapeake Fund Institutional Class closed the March quarter with a loss of 2.1% which compares to losses of 8.3% and 5.2% for the Nasdaq Industrials and Russell 2000, and a gain of 2.7% for the S&P 500. Perhaps the most noticeable trend so far this year has been the continued revaluation of smaller to medium sized stocks. With the Russell 2000 growth index down 10.5% since the beginning of this year, and even more since June of last, it is clear that a significant correction in this market segment has already occurred while the S&P has only recently begun to falter. We have written many times in the past about the need for adherence to stringent valuation criteria and have discussed our reluctance to invest in stocks whose prices cannot be rationalized by their earnings. This quarter, as evidenced by a March 28th article in the Wall Street Journal, adherence to our discipline saved us from the dramatic declines experienced by many of the managers with whom we compete. In fact, when looking at a group of five of the most well known, we find that the average decline year-to-date is 15%, and the average decline since June is 18%. Even the Investor's Business Daily Mutual Fund Index which includes a broad variety of management styles is down 8% since the end of June. Conversely, we made 8% over this time frame because our valuations were low relative to our growth rate. Thus, we experienced less price-earnings ratio compression; and, because our earnings were stronger than this compression we were able to profit. The market always has a tendency to overreact and we do not believe the case today to be any different. In fact, we felt there to be an abundance of opportunity prior to this sell-off and think it even greater now given the revaluation of so many stocks.

         We believe that larger company dominance is ending. The S&P 500 has now outperformed the Russell 2000 by 40% in the last three years, but since the Federal Reserve met on March 25th of this year, it has given back 2% to the Russell. This is a very short period of time, particularly when considering that the Russell did outperform the S&P in 3 of the 12 quarters during the three year period, but there are now fundamental drivers in place to cause a more lasting reversal.

         The first is the Fed's decision to raise short term rate, the second is the slowing of earnings growth in the S&P 500, and the third is the generally high P/E of the S&P relative to its growth rate. A portion of the S&P's progress over the past two years has been due to investor willingness to pay what we believe to be an excessive premium for the predictability inherent in some of its companies. But, more recently, many fundamentalists have been unwilling to step up and pay these prices. As a result, the S&P's performance has been increasingly dependent on a massive resurgence in indexation. This too will change. For, the overall results of the S&P have become more and more reliant upon a handful of its most heavily weighted companies which are the largest and often the most economically sensitive. Thus a waning in the growth of a relatively small number of these companies could bring index returns down causing renewed focus on stock picking, a practice which has allowed independent growth management firms, as opposed to large mutual fund houses, to outperform indexation 70% of the time in the last 10 year (according to a recent study conducted by a consultant at Dean Witter). We think that as the market digests both the repercussions of higher interest rates and its recent trend toward pooled purchases of stock rather than singular investment in companies the current trend will change. This change will be the result of asset rebalancing which will increase weightings in smaller to mid-sized companies and, in particular, those companies whose valuations support investment in them.

         Our  companies  have  very  little   indebtedness   and  therefore  are
internally less susceptible to interest rate movement. They have very high growth rates driven primarily by the proprietary nature of their businesses and therefore are an excellent hedge against inflationary pressure; and, they have low valuations relative to their growth rates which should insulate them from the pressure rising interest rates can have on higher price to growth rate stocks. In fact, our companies may be the kind investors seek when the macro environment becomes clouded. Their strongest performance was during the inflationary period from the middle 1970's to the early 1980's. This is not to suggest that we are now anticipating significant inflationary pressure, just that when the driver for large stocks in the form of Fed loosening reversed itself in late March, investors had a clear signal that large stocks could no longer rely upon an accommodating Fed policy and a benign inflationary environment for continued appreciation. This suggests to us that many smaller to mid-sized growth companies are not only attractive because of their current fundamentals but also because of what we believe will be an increase in desire on the part of investors to own them.

         It appears to us that two themes are converging to fuel our stocks. The first is the recognition that valuation matters and the second is the recognition that bigger is not always better; in fact, statistically it usually is not. Lower valuations began to aid our stock prices as early as last year's mid-summer sell-off but are yet to cause the significant appreciation we expect because of the general deflection of interest from our portfolio created by the voracious appetite for much larger companies. Thus, the benefit associated with a waning in this larger company appetite should only be furthered by the attractive valuations of our stocks.

         The areas that currently excite us seem endless. They range from broad themes like the movement of both service and manufacturing companies to focus on their core competencies by outsourcing tasks from product design to customer service, to more specific themes like the personal communications systems infrastructure build (PCS) which will ultimately allow anyone to be reached anywhere via one telephone number. Everything in between is also of interest like the infinite opportunities to create more efficient business operations through better management and storage of data, and the revolutionary ways to promote better health through preventative care, rehabilitation therapy, and both in-home and inpatient assisted living, as well as the seemingly mundane blocking and tackling of a retailer who, as a result, can offer a better product at a better price to its customer base. We continue to have more investment opportunities that we have cash to invest causing us to constantly cull the portfolio to make room for new names. This has allowed us to maintain a high 35% growth rate and a low P/E of 15, the formula we think always needed, and perhaps even more so today, to promote strong portfolio appreciation.

         In one final note, we would like to welcome Brad Hoopman to our research staff. Have a pleasant spring.

Sincerely,

/s/ Whitfield Gardner                                /s/ John Lewis
W. Whitfield Gardner                                 John L. Lewis, IV

                                  April 1, 1997


Dear Shareholder:

         The Chesapeake Fund Series A closed the March quarter with a loss of 2.2% which compares to losses of 8.3% and 5.2% for the Nasdaq Industrials and Russell 2000, and a gain of 2.7% for the S&P 500. Perhaps the most noticeable trend so far this year has been the continued revaluation of smaller to medium sized stocks. With the Russell 2000 growth index down 10.5% since the beginning of this year, and even more since June of last, it is clear that a significant correction in this market segment has already occurred while the S&P has only recently begun to falter. We have written many times in the past about the need for adherence to stringent valuation criteria and have discussed our reluctance to invest in stocks whose prices cannot be rationalized by their earnings. This quarter, as evidenced by a March 28th article in the Wall Street Journal, adherence to our discipline saved us from the dramatic declines experienced by many of the managers with whom we compete. In fact, when looking at a group of five of the most well known, we find that the average decline year-to-date is 15%, and the average decline since June is 18%. Even the Investor's Business Daily Mutual Fund Index which includes a broad variety of management styles is down 8% since the end of June. Conversely, we made 8% over this time frame because our valuations were low relative to our growth rate. Thus, we experienced less price-earnings ratio compression; and, because our earnings were stronger than this compression we were able to profit. The market always has a tendency to overreact and we do not believe the case today to be any different. In fact, we felt there to be an abundance of opportunity prior to this sell-off and think it even greater now given the revaluation of so many stocks.

         We believe that larger company dominance is ending. The S&P 500 has now outperformed the Russell 2000 by 40% in the last three years, but since the Federal Reserve met on March 25th of this year, it has given back 2% to the Russell. This is a very short period of time, particularly when considering that the Russell did outperform the S&P in 3 of the 12 quarters during the three year period, but there are now fundamental drivers in place to cause a more lasting reversal.

         The first is the Fed's decision to raise short term rate, the second is the slowing of earnings growth in the S&P 500, and the third is the generally high P/E of the S&P relative to its growth rate. A portion of the S&P's progress over the past two years has been due to investor willingness to pay what we believe to be an excessive premium for the predictability inherent in some of its companies. But, more recently, many fundamentalists have been unwilling to step up and pay these prices. As a result, the S&P's performance has been increasingly dependent on a massive resurgence in indexation. This too will change. For, the overall results of the S&P have become more and more reliant upon a handful of its most heavily weighted companies which are the largest and often the most economically sensitive. Thus a waning in the growth of a relatively small number of these companies could bring index returns down causing renewed focus on stock picking, a practice which has allowed independent growth management firms, as opposed to large mutual fund houses, to outperform indexation 70% of the time in the last 10 year (according to a recent study conducted by a consultant at Dean Witter). We think that as the market digests both the repercussions of higher interest rates and its recent trend toward pooled purchases of stock rather than singular investment in companies the current trend will change. This change will be the result of asset rebalancing which will increase weightings in smaller to mid-sized companies and, in particular, those companies whose valuations support investment in them.

         Our  companies  have  very  little   indebtedness   and  therefore  are
internally less susceptible to interest rate movement. They have very high growth rates driven primarily by the proprietary nature of their businesses and therefore are an excellent hedge against inflationary pressure; and, they have low valuations relative to their growth rates which should insulate them from the pressure rising interest rates can have on higher price to growth rate stocks. In fact, our companies may be the kind investors seek when the macro environment becomes clouded. Their strongest performance was during the inflationary period from the middle 1970's to the early 1980's. This is not to suggest that we are now anticipating significant inflationary pressure, just that when the driver for large stocks in the form of Fed loosening reversed itself in late March, investors had a clear signal that large stocks could no longer rely upon an accommodating Fed policy and a benign inflationary environment for continued appreciation. This suggests to us that many smaller to mid-sized growth companies are not only attractive because of their current fundamentals but also because of what we believe will be an increase in desire on the part of investors to own them.

         It appears to us that two themes are converging to fuel our stocks. The first is the recognition that valuation matters and the second is the recognition that bigger is not always better; in fact, statistically it usually is not. Lower valuations began to aid our stock prices as early as last year's mid-summer sell-off but are yet to cause the significant appreciation we expect because of the general deflection of interest from our portfolio created by the voracious appetite for much larger companies. Thus, the benefit associated with a waning in this larger company appetite should only be furthered by the attractive valuations of our stocks.

         The areas that currently excite us seem endless. They range from broad themes like the movement of both service and manufacturing companies to focus on their core competencies by outsourcing tasks from product design to customer service, to more specific themes like the personal communications systems infrastructure build (PCS) which will ultimately allow anyone to be reached anywhere via one telephone number. Everything in between is also of interest like the infinite opportunities to create more efficient business operations through better management and storage of data, and the revolutionary ways to promote better health through preventative care, rehabilitation therapy, and both in-home and inpatient assisted living, as well as the seemingly mundane blocking and tackling of a retailer who, as a result, can offer a better product at a better price to its customer base. We continue to have more investment opportunities that we have cash to invest causing us to constantly cull the portfolio to make room for new names. This has allowed us to maintain a high 35% growth rate and a low P/E of 15, the formula we think always needed, and perhaps even more so today, to promote strong portfolio appreciation.

         In one final note, we would like to welcome Brad Hoopman to our research staff. Have a pleasant spring.

Sincerely,

/s/ Whitfield Gardner                                /s/ John Lewis
W. Whitfield Gardner                                 John L. Lewis, IV

                                  April 1, 1997


Dear Shareholder:

         The Chesapeake Fund Series C closed the March quarter with a loss of 2.5% which compares to losses of 8.3% and 5.2% for the Nasdaq Industrials and Russell 2000, and a gain of 2.7% for the S&P 500. Perhaps the most noticeable trend so far this year has been the continued revaluation of smaller to medium sized stocks. With the Russell 2000 growth index down 10.5% since the beginning of this year, and even more since June of last, it is clear that a significant correction in this market segment has already occurred while the S&P has only recently begun to falter. We have written many times in the past about the need for adherence to stringent valuation criteria and have discussed our reluctance to invest in stocks whose prices cannot be rationalized by their earnings. This quarter, as evidenced by a March 28th article in the Wall Street Journal, adherence to our discipline saved us from the dramatic declines experienced by many of the managers with whom we compete. In fact, when looking at a group of five of the most well known, we find that the average decline year-to-date is 15%, and the average decline since June is 18%. Even the Investor's Business Daily Mutual Fund Index which includes a broad variety of management styles is down 8% since the end of June. Conversely, we made 8% over this time frame because our valuations were low relative to our growth rate. Thus, we experienced less price-earnings ratio compression; and, because our earnings were stronger than this compression we were able to profit. The market always has a tendency to overreact and we do not believe the case today to be any different. In fact, we felt there to be an abundance of opportunity prior to this sell-off and think it even greater now given the revaluation of so many stocks.

         We believe that larger company dominance is ending. The S&P 500 has now outperformed the Russell 2000 by 40% in the last three years, but since the Federal Reserve met on March 25th of this year, it has given back 2% to the Russell. This is a very short period of time, particularly when considering that the Russell did outperform the S&P in 3 of the 12 quarters during the three year period, but there are now fundamental drivers in place to cause a more lasting reversal.

         The first is the Fed's decision to raise short term rate, the second is the slowing of earnings growth in the S&P 500, and the third is the generally high P/E of the S&P relative to its growth rate. A portion of the S&P's progress over the past two years has been due to investor willingness to pay what we believe to be an excessive premium for the predictability inherent in some of its companies. But, more recently, many fundamentalists have been unwilling to step up and pay these prices. As a result, the S&P's performance has been increasingly dependent on a massive resurgence in indexation. This too will change. For, the overall results of the S&P have become more and more reliant upon a handful of its most heavily weighted companies which are the largest and often the most economically sensitive. Thus a waning in the growth of a relatively small number of these companies could bring index returns down causing renewed focus on stock picking, a practice which has allowed independent growth management firms, as opposed to large mutual fund houses, to outperform indexation 70% of the time in the last 10 year (according to a recent study conducted by a consultant at Dean Witter). We think that as the market digests both the repercussions of higher interest rates and its recent trend toward pooled purchases of stock rather than singular investment in companies the current trend will change. This change will be the result of asset rebalancing which will increase weightings in smaller to mid-sized companies and, in particular, those companies whose valuations support investment in them.

         Our  companies  have  very  little   indebtedness   and  therefore  are
internally less susceptible to interest rate movement. They have very high growth rates driven primarily by the proprietary nature of their businesses and therefore are an excellent hedge against inflationary pressure; and, they have low valuations relative to their growth rates which should insulate them from the pressure rising interest rates can have on higher price to growth rate stocks. In fact, our companies may be the kind investors seek when the macro environment becomes clouded. Their strongest performance was during the inflationary period from the middle 1970's to the early 1980's. This is not to suggest that we are now anticipating significant inflationary pressure, just that when the driver for large stocks in the form of Fed loosening reversed itself in late March, investors had a clear signal that large stocks could no longer rely upon an accommodating Fed policy and a benign inflationary environment for continued appreciation. This suggests to us that many smaller to mid-sized growth companies are not only attractive because of their current fundamentals but also because of what we believe will be an increase in desire on the part of investors to own them.

         It appears to us that two themes are converging to fuel our stocks. The first is the recognition that valuation matters and the second is the recognition that bigger is not always better; in fact, statistically it usually is not. Lower valuations began to aid our stock prices as early as last year's mid-summer sell-off but are yet to cause the significant appreciation we expect because of the general deflection of interest from our portfolio created by the voracious appetite for much larger companies. Thus, the benefit associated with a waning in this larger company appetite should only be furthered by the attractive valuations of our stocks.

         The areas that currently excite us seem endless. They range from broad themes like the movement of both service and manufacturing companies to focus on their core competencies by outsourcing tasks from product design to customer service, to more specific themes like the personal communications systems infrastructure build (PCS) which will ultimately allow anyone to be reached anywhere via one telephone number. Everything in between is also of interest like the infinite opportunities to create more efficient business operations through better management and storage of data, and the revolutionary ways to promote better health through preventative care, rehabilitation therapy, and both in-home and inpatient assisted living, as well as the seemingly mundane blocking and tackling of a retailer who, as a result, can offer a better product at a better price to its customer base. We continue to have more investment opportunities that we have cash to invest causing us to constantly cull the portfolio to make room for new names. This has allowed us to maintain a high 35% growth rate and a low P/E of 15, the formula we think always needed, and perhaps even more so today, to promote strong portfolio appreciation.

         In one final note, we would like to welcome Brad Hoopman to our research staff. Have a pleasant spring.

Sincerely,

/s/ Whitfield Gardner                                /s/ John Lewis
W. Whitfield Gardner                                 John L. Lewis, IV

                                  April 1, 1997


Dear Shareholder:

         The Chesapeake Fund Series D closed the March quarter with a loss of 2.4% which compares to losses of 8.3% and 5.2% for the Nasdaq Industrials and Russell 2000, and a gain of 2.7% for the S&P 500. Perhaps the most noticeable trend so far this year has been the continued revaluation of smaller to medium sized stocks. With the Russell 2000 growth index down 10.5% since the beginning of this year, and even more since June of last, it is clear that a significant correction in this market segment has already occurred while the S&P has only recently begun to falter. We have written many times in the past about the need for adherence to stringent valuation criteria and have discussed our reluctance to invest in stocks whose prices cannot be rationalized by their earnings. This quarter, as evidenced by a March 28th article in the Wall Street Journal, adherence to our discipline saved us from the dramatic declines experienced by many of the managers with whom we compete. In fact, when looking at a group of five of the most well known, we find that the average decline year-to-date is 15%, and the average decline since June is 18%. Even the Investor's Business Daily Mutual Fund Index which includes a broad variety of management styles is down 8% since the end of June. Conversely, we made 8% over this time frame because our valuations were low relative to our growth rate. Thus, we experienced less price-earnings ratio compression; and, because our earnings were stronger than this compression we were able to profit. The market always has a tendency to overreact and we do not believe the case today to be any different. In fact, we felt there to be an abundance of opportunity prior to this sell-off and think it even greater now given the revaluation of so many stocks.

         We believe that larger company dominance is ending. The S&P 500 has now outperformed the Russell 2000 by 40% in the last three years, but since the Federal Reserve met on March 25th of this year, it has given back 2% to the Russell. This is a very short period of time, particularly when considering that the Russell did outperform the S&P in 3 of the 12 quarters during the three year period, but there are now fundamental drivers in place to cause a more lasting reversal.

         The first is the Fed's decision to raise short term rate, the second is the slowing of earnings growth in the S&P 500, and the third is the generally high P/E of the S&P relative to its growth rate. A portion of the S&P's progress over the past two years has been due to investor willingness to pay what we believe to be an excessive premium for the predictability inherent in some of its companies. But, more recently, many fundamentalists have been unwilling to step up and pay these prices. As a result, the S&P's performance has been increasingly dependent on a massive resurgence in indexation. This too will change. For, the overall results of the S&P have become more and more reliant upon a handful of its most heavily weighted companies which are the largest and often the most economically sensitive. Thus a waning in the growth of a relatively small number of these companies could bring index returns down causing renewed focus on stock picking, a practice which has allowed independent growth management firms, as opposed to large mutual fund houses, to outperform indexation 70% of the time in the last 10 year (according to a recent study conducted by a consultant at Dean Witter). We think that as the market digests both the repercussions of higher interest rates and its recent trend toward pooled purchases of stock rather than singular investment in companies the current trend will change. This change will be the result of asset rebalancing which will increase weightings in smaller to mid-sized companies and, in particular, those companies whose valuations support investment in them.

         Our  companies  have  very  little   indebtedness   and  therefore  are
internally less susceptible to interest rate movement. They have very high growth rates driven primarily by the proprietary nature of their businesses and therefore are an excellent hedge against inflationary pressure; and, they have low valuations relative to their growth rates which should insulate them from the pressure rising interest rates can have on higher price to growth rate stocks. In fact, our companies may be the kind investors seek when the macro environment becomes clouded. Their strongest performance was during the inflationary period from the middle 1970's to the early 1980's. This is not to suggest that we are now anticipating significant inflationary pressure, just that when the driver for large stocks in the form of Fed loosening reversed itself in late March, investors had a clear signal that large stocks could no longer rely upon an accommodating Fed policy and a benign inflationary environment for continued appreciation. This suggests to us that many smaller to mid-sized growth companies are not only attractive because of their current fundamentals but also because of what we believe will be an increase in desire on the part of investors to own them.

         It appears to us that two themes are converging to fuel our stocks. The first is the recognition that valuation matters and the second is the recognition that bigger is not always better; in fact, statistically it usually is not. Lower valuations began to aid our stock prices as early as last year's mid-summer sell-off but are yet to cause the significant appreciation we expect because of the general deflection of interest from our portfolio created by the voracious appetite for much larger companies. Thus, the benefit associated with a waning in this larger company appetite should only be furthered by the attractive valuations of our stocks.

         The areas that currently excite us seem endless. They range from broad themes like the movement of both service and manufacturing companies to focus on their core competencies by outsourcing tasks from product design to customer service, to more specific themes like the personal communications systems infrastructure build (PCS) which will ultimately allow anyone to be reached anywhere via one telephone number. Everything in between is also of interest like the infinite opportunities to create more efficient business operations through better management and storage of data, and the revolutionary ways to promote better health through preventative care, rehabilitation therapy, and both in-home and inpatient assisted living, as well as the seemingly mundane blocking and tackling of a retailer who, as a result, can offer a better product at a better price to its customer base. We continue to have more investment opportunities that we have cash to invest causing us to constantly cull the portfolio to make room for new names. This has allowed us to maintain a high 35% growth rate and a low P/E of 15, the formula we think always needed, and perhaps even more so today, to promote strong portfolio appreciation.

         In one final note, we would like to welcome Brad Hoopman to our research staff. Have a pleasant spring.

Sincerely,

/s/ Whitfield Gardner                                /s/ John Lewis
W. Whitfield Gardner                                 John L. Lewis, IV

                               THE CHESAPEAKE FUND
                           Super Institutional Shares

                   Performance Update - $50,000,000 Investment

         For the period from June 12, 1996 (commencement of operations)
                              to February 28, 1997


          Super Ins       S&P 500        NASDAQ
Date      Shares          Total Return   Industrial
06/12/96  50000000        50000000       50000000
06/30/96  46361880        50145489       47710503
07/31/96  42144237        47929797       42422054
08/31/96  44816484        48940746       45188818
09/30/96  48744366        51695941       47647561
10/31/96  48776561        53121406       46327320
11/30/96  51513200        56981759       48033613
12/31/96  51191243        56004738       47786797
01/31/97  53509337        59503381       49921942
02/28/97  52446877        59969752       47256720


This graph depicts the performance of The Chesapeake Fund Super Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note The Chesapeake Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Total Return

------------------------------
Commencement of operations
       through 2/28/97
------------------------------
            4.89%

------------------------------

The graph assumes an initial $50,000,000 investment at June 12, 1996. All dividends and distributions are reinvested.

At February 28, 1997, the Super Institutional Shares of the Fund would have grown to $52,446,877 - total investment return of 4.89% since June 12, 1996.

At February 28, 1997, a similar investment in the NASDAQ Industrials Index would have been worth $47,256,720 - total investment return of -5.49%; while a similar investment in the S&P 500 Total Return Index would have grown to $59,969,752.04
- total investment return of 19.94% since June 12, 1996.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                              THE CHESAPEAKE FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

         For the period from April 6,1994 (commencement of operations)
                              to February 28, 1997

                 Institutional  S&P 500       NASDAQ
    Date         Shares         Total Return  Industrial
   04/06/94      1000000        1000000       1000000
   05/31/94      1013000        1023703        947950
   08/31/94      1058200        1073692        979838
   11/30/94      1081100        1031962        961061
   02/28/95      1128600        1116296        988000
   05/31/95      1247000        1230372       1053310
   08/31/95      1535000        1303973       1226306
   11/30/95      1467366        1431491       1240874
   02/29/96      1463316        1522715       1287605
   05/31/96      1571672        1600271       1516725
   08/31/96      1408631        1567793       1347959
   11/30/96      1618255        1825383       1432818
   02/28/97      1646610        1921102       1409644


This graph depicts the performance of The Chesapeake Fund Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note The Chesapeake Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

------------------------------------
Since Inception        One Year
------------------------------------

    18.75%               12.53%
------------------------------------

The graph assumes an initial $1,000,000 investment at April 6, 1994. All dividends and distributions are reinvested.

At February 28, 1997, the Institutional Shares of the Fund would have grown to $1,646,610 - total investment return of 64.66% since April 6, 1994.

At February 28, 1997, a similar investment in the NASDAQ Industrials Index would have grown to $,1409,644 - total investment return of 40.96%; while a similar investment in the S&P 500 Total Return Index would have grown to $1,921,102 - total investment return of 92.11% since April 6, 1994.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                              THE CHESAPEAKE FUND
                            Series A Investor Shares

                    Performance Update - $25,000 Investment

         For the period from April 7,1995 (commencement of operations)
                              to February 28, 1997

                     Series A          NASDAQ            S&P 500 Total
                     Shares            Industrials       Return
   04/07/95          24250             25000             25000
   05/31/95          25628             25834             26443
   08/31/95          31572             30077             28025
   11/30/95          30140             30434             32020
   02/29/96          30036             31580             33109
   05/31/96          32244             37200             33963
   08/31/96          28890             33061             33274
   11/30/96          33139             35142             38741
   02/28/97          33702             34574             40772


This graph depicts the performance of The Chesapeake Fund Series A Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

------------------------------------------------------------------
                     Since Inception            One Year
------------------------------------------------------------------

No Sales Load           18.93%                   12.21%


With 3% Sales Load      17.04%                    8.84%

-----------------------------------------------------------------

The graph assumes an initial $25,000 investment at April 7, 1995 ($24,250 after maximum sales load of 3%). All dividends and distributions are reinvested.

At February 28, 1997, the Series A Investor Shares of the Fund would have grown to $33,702 - total investment return of 34.81% since April 7, 1995. Without the deduction of the 3% maximum sales load, the Series A Investor Shares of the Fund would have grown to $34,744 - total investment return of 38.98% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1997, a similar investment in the NASDAQ Industrials Index would have grown to $34,574 - total investment return of 38.29%; while a similar investment in the S&P 500 Total Return Index would have grown to $40,772 - total investment return of 63.09% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                              THE CHESAPEAKE FUND
                            Series C Investor Shares

                    Performance Update - $25,000 Investment

         For the period from April 7,1995 (commencement of operations)
                              to February 28, 1997


                     Series C          NASDAQ            S&P 500
    Date             Shares            Industrial        Total Return
   04/07/95          25000             25000             25000
   05/31/95          26421             25834             26443
   08/31/95          32528             30077             28025
   11/30/95          30966             30434             32020
   02/29/96          30794             31580             33109
   05/31/96          33028             37200             33963
   08/31/96          29506             33061             33274
   11/30/96          33779             35142             38741
   02/28/97          34273             34574             40772

This graph depicts the performance of The Chesapeake Fund Series C Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

---------------------------------------------
Since Inception         One Year
---------------------------------------------

     18.08%              11.30%

---------------------------------------------

The graph assumes an initial $25,000 investment at April 7, 1995. All dividends and distributions are reinvested.

At February 28, 1997, the Series C Investor Shares of the Fund would have grown to $34,273 - total investment return of 37.09% since April 7, 1995.

At February 28, 1997, a similar investment in the NASDAQ Industrials Index would have grown to $34,574 - total investment return of 38.29%; while a similar investment in the S&P 500 Total Return Index would have grown to $40,772 - total investment return of 63.09% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                              THE CHESAPEAKE FUND
                            Series D Investor Shares

                    Performance Update - $25,000 Investment

         For the period from April 7,1995 (commencement of operations)
                              to February 28, 1997


                     Series D          NASDAQ            S&P 500
    Date             Shares            Industrial        Total Return
   04/07/95          24625             25000             25000
   05/31/95          26045             25834             26443
   08/31/95          32040             30077             28025
   11/30/95          30606             30434             32020
   02/29/96          30479             31580             33109
   05/31/96          32700             37200             33963
   08/31/96          29231             33061             33274
   11/30/96          33504             35142             38741


This graph depicts the performance of The Chesapeake Fund Series D Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


----------------------------------------------------------------
                             Since Inception      One Year
----------------------------------------------------------------

No Sales Load                     18.54%           11.59%


With 1.5% Sales Load              17.60%            9.92%

----------------------------------------------------------------

The graph assumes an initial $25,000 investment at April 7, 1995 ($24,625 after maximum sales load of 1.5%). All dividends and distributions are reinvested.

At February 28, 1997, the Series D Investor Shares of the Fund would have grown to $34,012 - total investment return of 36.05% since April 7, 1995. Without the deduction of the 1.5% maximum sales load, the Series D Investor Shares of the Fund would have grown to $34,529 - total investment return of 38.12% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1997, a similar investment in the NASDAQ Industrials Index would have grown to $34,574 - total investment return of 38.29%; while a similar investment in the S&P 500 Total Return Index would have grown to $40,772 - total investment return of 63.09% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997

-------------------------------------------------------------------------------------------
                                                                                     Value
                                                         Shares                    (note 1)
-------------------------------------------------------------------------------------------
COMMON STOCKS - 97.90%

   Apparel - Textiles - 7.59%
   (a)Jones Apparel Group, Inc.                          168,600                 $6,259,275
      Liz Claiborne, Inc.                                 86,300                  3,495,150
      Warnaco Group, Inc.                                128,000                  4,080,000
   (a)WestPoint Stevens, Inc.                            108,100                  3,729,450
                                                         -------                  ---------
                                                                                 17,563,875
                                                                                 ----------
   Building Materials - 1.44%
   (a)Dal-Tile International Inc.                        187,400                  3,326,350
                                                         -------                  ---------

   Commercial Services - 0.57%
   (a)AccuStaff, Inc.                                     63,600                  1,319,700
                                                          ------                  ---------

   Computers - 14.87%
   (a)3Com Corporation                                    42,800                  1,417,082
   (a)Compaq Computer Corporation                         42,100                  3,336,425
   (a)Dell Computer Corporation                           52,200                  3,712,725
   (a)EMC Corporation                                    161,600                  5,817,600
   (a)Komag, Inc.                                         32,200                    966,000
   (a)Lexmark International Group, Inc.                  150,400                  4,192,400
   (a)Quantum Corporation                                 84,500                  3,358,875
   (a)Read-Rite Corporation                               74,700                  2,292,356
   (a)Seagate Technology, Inc.                            73,600                  3,477,600
   (a)Sun Microsystems, Inc.                             108,200                  3,340,675
   (a)U.S. Robotics Corporation                           45,700                  2,550,631
                                                          ------                  ---------
                                                                                 34,462,369
                                                                                 ----------
   Computer Software & Services - 6.02%
   (a)BMC Software, Inc.                                  75,800                  3,245,187
   (a)Cadence Design Systems, Inc.                        62,100                  2,289,937
   (a)Network General Corporation                         84,500                  1,869,563
   (a)Structural Dynamics Research Corporation           116,800                  2,321,400
   (a)System Software Associates, Inc.                   297,900                  3,090,713
   (a)Vanstar Corporation                                 82,200                  1,130,250
                                                          ------                  ---------
                                                                                 13,947,050
                                                                                 ----------
   Electrical Equipment - 0.79%
   (a)Cable Design Technologies                           69,000                  1,828,500
                                                          ------                  ---------

   Electronics - Semiconductor - 9.37%
   (a)Adaptec, Inc.                                      225,400                  8,579,287
   (a)Advanced Micro Devices, Inc.                        73,400                  2,633,225
   (a)ESS Technology, Inc.                                20,000                    526,250
      Intel Corporation                                   29,000                  4,114,375
   (a)Lattice Semiconductor Corporation                   46,800                  2,234,700
   (a)MEMC Electronic Materials, Inc.                     46,100                  1,129,450
   (a)S3, Inc.                                           143,700                  2,487,806
                                                         -------                  ---------
                                                                                 21,705,093
                                                                                 ----------

                                                                                (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997
-------------------------------------------------------------------------------------------
                                                                                     Value
                                                          Shares                   (note 1)
-------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

   Emerging Technology - 1.01%
      Cognizant Corporation                               67,000                 $2,336,625
                                                          ------                 ----------

   Environmental Control - 2.23%
   (a)USA Waste Services, Inc.                           143,600                  5,169,600
                                                         -------                  ---------

   Financial - Banks, Money Center - 0.92%
      The Money Store, Inc.                               82,300                  2,129,512
                                                          ------                  ---------

   Foreign Securities - 4.91%
   (a)ASM Lithography Holding                             24,100                  1,602,650
      ECI Telecommunications Limited                     168,300                  3,997,125
   (a)Petroleum Geo-Services ASA - ADR                    45,600                  1,915,200
      Teva Pharmaceutical Industries Ltd. - ADR           62,500                  3,863,281
                                                          ------                  ---------
                                                                                 11,378,256
                                                                                 ----------
   Imaging - 1.57%
      Polaroid Corporation                                86,400                  3,650,400
                                                          ------                  ---------

   Lodging - 0.97%
   (a)Prime Hospitality Corp.                            136,400                  2,250,600
                                                         -------                  ---------

   Machine - Diversified - 1.05%
      AGCO Corporation                                    85,300                  2,420,387
                                                          ------                  ---------

   Medical - Hospital Management & Service - 6.09%
   (a)Genesis Health Ventures, Inc.                      117,800                  4,078,825
   (a)HEALTHSOUTH Corporation                             92,900                  3,739,225
   (a)Lincare Holdings, Inc.                              82,200                  3,544,875
   (a)MedPartners, Inc.                                  124,500                  2,739,000
                                                         -------                  ---------
                                                                                 14,101,925
                                                                                 ----------
   Medical Supplies - 0.99%
   (a)Sofamor Danek Group, Inc.                           57,700                  2,286,363
                                                          ------                  ---------

   Miscellaneous - Manufacturing - 3.88%
      Apogee Enterprises, Inc.                           127,600                  2,536,050
   (a)Coltec Industries, Inc.                            178,200                  3,252,150
   (a)Samsonite Corporation                               67,300                  3,196,750
                                                          ------                  ---------
                                                                                  8,984,950
                                                                                  ---------
   Office & Business Equipment - 1.55%
   (a)U.S. Office Products Company                       111,900                  3,580,800
                                                         -------                  ---------

   Oil & Gas - Equipment & Services - 1.86%
   (a)Reading & Bates Corporation                         94,200                  2,284,350
   (a)Rowan Companies, Inc.                              102,100                  2,029,238
                                                         -------                  ---------
                                                                                  4,313,588
                                                                                  ---------

                                                                                (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997

-------------------------------------------------------------------------------------------
                                                                                     Value
                                                          Shares                   (note 1)
-------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Oil & Gas - Exploration - 1.37%
   (a)J. Ray McDermott, S.A.                             137,500                 $3,162,500
                                                         -------                 ----------

   Pharmaceuticals - 0.94%
      Watson Pharmaceuticals, Inc.                        49,700                  2,168,163
                                                          ------                  ---------

   Restaurants & Food Service - 1.22%
   (a)Boston Chicken, Inc.                                62,500                  2,046,875
      CKE Restaurants, Inc.                               39,800                    771,125
                                                          ------                    -------
                                                                                  2,818,000
                                                                                  ---------
   Retail - Apparel - 2.34%
   (a)Footstar, Inc.                                      93,700                  2,365,925
      Ross Stores, Inc.                                   12,900                    619,200
      TJX Companies, Inc.                                 58,300                  2,434,025
                                                          ------                  ---------
                                                                                  5,419,150
                                                                                  ---------
   Retail - Department Stores - 3.81%
   (a)Consolidated Stores Corporation                     66,125                  2,322,641
   (a)Proffitt's, Inc.                                    95,400                  3,088,575
      Sears, Roebuck and Co.                              62,700                  3,401,475
                                                          ------                  ---------
                                                                                  8,812,691
                                                                                  ---------
   Retail - Specialty Line - 7.93%
   (a)Borders Group, Inc.                                100,400                  4,229,350
      Costco Companies, Inc.                             139,900                  3,584,938
   (a)General Nutrition Companies, Inc.                  120,900                  2,176,200
   (a)Hollywood Entertainment Corporation                 61,500                  1,476,000
      Lowe's Companies, Inc.                             110,800                  4,044,200
   (a)Staples, Inc.                                       73,000                  1,578,625
   (a)Toys "R" Us, Inc.                                   48,500                  1,261,000
                                                          ------                  ---------
                                                                                 18,350,313
                                                                                 ----------
   Shoes - Leather - 2.65%
   (a)Nine West Group, Inc.                               63,400                  2,979,800
      Wolverine World Wide, Inc.                          88,900                  3,155,950
                                                          ------                  ---------
                                                                                  6,135,750
                                                                                  ---------
   Telecommunications - 1.32%
      Tel-Save Holdings, Inc.                            170,600                  3,049,475
                                                         -------                  ---------

   Telecommunications Equipment - 2.23%
   (a)Newbridge Networks Corporation                      71,000                  2,263,125
   (a)QUALCOMM, Inc.                                      52,000                  2,895,750
                                                          ------                  ---------
                                                                                  5,158,875
                                                                                  ---------
   Transportation - 0.82%
   (a)Gulfstream Aerospace Corporation                    87,000                  1,892,250
                                                          ------                  ---------

   Utilities - Electric - 3.48%
      Calenergy Co., Inc.                                241,200                  8,050,050
                                                         -------                  ---------

                                                                                (Continued)

                              THE CHESAPEAKE FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997
--------------------------------------------------------------------------------------------
                                                                                       Value
                                                          Shares                    (note 1)
--------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

   Utilities - Telecommunications - 2.11%
   (a)WorldCom, Inc.                                     183,700                 $4,891,013
                                                         -------                 ----------


   Total Common Stocks (Cost $197,137,549)                                      226,664,173
                                                                                -----------

                                                        Principal
                                                           Amount
REPURCHASE AGREEMENT (b) - 0.38%
      Wachovia Bank                                     $891,108                    891,108
      5.38%, dated February 28, 1997, due March 3, 1997                             -------
      (Cost $891,108)


Total Value of Investments (Cost $198,028,657 (c))                  98.28%      227,555,281
Other Assets Less Liabilities                                        1.72%        3,985,650
                                                                     ----         ---------
   Net Assets                                                      100.00%     $231,540,931
                                                                   ======      ============

(a)  Non-income producing investment.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

(c) Aggregate cost for federal income tax purposes is $198,187,488. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



      Unrealized appreciation                                       $37,648,881
      Unrealized depreciation                                        (8,281,088)
                                                                    -----------
                      Net unrealized appreciation                   $29,367,793
                                                                    ===========

See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               February 28, 1997


ASSETS
   Investments, at value (cost $198,028,657)                      $227,555,281
   Income receivable                                                    66,200
   Receivable for investments sold                                   5,711,210
   Receivable for fund shares sold                                      25,776
   Prepaid expenses                                                     13,093
   Deferred organization expenses, net (note 3)                         21,817
   Due from administrator (note 2)                                      13,657
   Other asset                                                           1,725
                                                                  ------------
      Total assets                                                 233,408,759
                                                                  ------------
LIABILITIES
   Accrued expenses                                                     69,371
   Payable for investment purchases                                  1,643,745
   Due to investment advisor (note 2)                                    1,741
   Disbursements in excess of cash on demand deposit                   152,971
                                                                  ------------
      Total liabilities                                              1,867,828
                                                                  ------------
NET ASSETS                                                        $231,540,931
                                                                  ============
NET ASSETS CONSIST OF
   Paid-in capital                                                $202,300,431
   Accumulated net realized loss on investments                       (286,124)
   Net unrealized appreciation on investments                       29,526,624
                                                                  ------------
                                                                  $231,540,931
                                                                  ============
INSTITUTIONAL SHARES
   Net asset value, redemption and offering price per share             $16.26
      ($77,858,406 / 4,787,965 shares outstanding)                ============

SERIES A INVESTOR SHARES
   Net asset value, redemption and offering price per share             $16.18
      ($39,376,442 / 2,433,384 shares outstanding)                ============
   Maximum offering price per share (100 / 97 of $16.18)                $16.68
                                                                  ============
SERIES C INVESTOR SHARES
   Net asset value, redemption and offering price per share             $15.97
      ($9,191,946 / 575,663 shares outstanding)                   ============

SERIES D INVESTOR SHARES
   Net asset value, redemption and offering price per share             $16.09
      ($10,774,384 / 669,574 shares outstanding)                  ============
   Maximum offering price per share (100 / 98.5 of $16.09)              $16.34
                                                                  ============
SUPER INSTITUTIONAL SHARES
   Net asset value, redemption and offering price per share             $16.29
      ($94,339,753 / 5,792,346 shares outstanding)                ============



See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                            STATEMENT OF OPERATIONS

                          Year ended February 28, 1997


INVESTMENT INCOME

   Income
      Interest                                                         $394,366
      Dividends                                                         300,920
                                                                   ------------
         Total income                                                   695,286
                                                                   ------------
   Expenses
      Investment advisory fees (note 2)                               1,940,587
      Fund administration fees (note 2)                                 101,473
      Distribution and service fees - Class A (note 4)                   96,096
      Distribution and service fees - Class C (note 4)                   64,129
      Distribution and service fees - Class D (note 4)                   58,554
      Custody fees                                                       16,627
      Registration and filing administration fees (note 2)               21,107
      Fund accounting fees (note 2)                                      84,000
      Audit fees                                                         15,265
      Legal fees                                                         22,699
      Securities pricing fees                                             7,162
      Shareholder administration fees                                    24,244
      Shareholder recordkeeping fees                                      9,950
      Shareholder servicing expenses                                     23,288
      Registration and filing expenses                                   77,082
      Printing expenses                                                   9,770
      Amortization of deferred organization expenses (note 3)             7,942
      Trustee fees and meeting expenses                                   8,508
      Other operating expenses                                            9,077
                                                                   ------------
         Total expenses                                               2,597,560
                                                                   ------------
         Less:
          Expense reimbursements-Super-Institutional Class (note 2)   (13,657)
          Expense reductions (note 6)                                 (21,927)
                                                                   ------------
         Net expenses                                                 2,561,976
                                                                   ------------
            Net investment loss                                      (1,866,690)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions                     4,887,131
   Increase in unrealized appreciation on investments                17,077,631
                                                                   ------------
      Net realized and unrealized gain on investments                21,964,762
                                                                   ------------
         Net increase in net assets resulting from operations       $20,098,072
                                                                   ============




See accompanying notes to financial statements

                              THE CHESAPEAKE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
                                                                                     Year ended        Year ended
                                                                                    February 28,      February 29,
                                                                                           1997              1996
------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
  Operations
     Net investment loss                                                            $(1,866,690)        $(590,626)
     Net realized gain (loss) from investment transactions                            4,887,131        (3,843,955)
     Increase in unrealized appreciation on investments                              17,077,631        11,158,332
                                                                                     ----------        ----------
        Net increase in net assets resulting from operations                         20,098,072         6,723,751
                                                                                     ----------         ---------
  Distributions to shareholders from
     Net realized gain from investment transactions                                           0          (579,228)
     Tax return of capital                                                                    0          (391,310)
                                                                                     ----------         ---------
        Decrease in net assets resulting from distributions                                   0          (970,538)
  Capital share transactions                                                         ----------         ---------

     Increase in net assets resulting from capital share transactions (a)            78,804,804       111,796,492
                                                                                     ----------       -----------
           Total increase in net assets                                              98,902,876       117,549,705

NET ASSETS
  Beginning of year                                                                 132,638,055        15,088,350
                                                                                    -----------        ----------
  End of year  (including accumulated net investment loss                          $231,540,931      $132,638,055
               of $0 in 1997 and $0 in 1996)                                       ============      ============

(a) A summary of capital share activity follows:

                                                           Year ended                          Year ended
                                                        February 28, 1997                   February 29, 1996
                                                  ---------------------------         ---------------------------
                                                     Shares            Value             Shares            Value
Institutional Shares                              ---------------------------         ---------------------------
Shares sold                                       1,194,039       $17,551,689         4,380,621       $64,300,633
Shares issued for reinvestment of distributiions          0                 0            32,117           481,428
Shares redeemed                                  (1,960,761)      (29,179,867)         (191,923)       (2,739,490)
                                                 ----------       -----------          --------        ----------
  Net increase (decrease)                          (766,722)     $(11,628,178)        4,220,815       $62,042,571
                                                   ========      ============         =========       ===========


                                                           Year ended              For the period from April 7, 1995
                                                        February 28, 1997                  to February 29, 1996
                                                    -------------------------      ---------------------------------
                                                     Shares             Value             Shares            Value
                                                    -------------------------      ---------------------------------
Series A Shares
Shares sold                                         886,587       $13,180,184         2,375,405       $33,628,982
Shares issued for reinvestment of distributions           0                 0            16,639           249,093
Shares redeemed                                    (711,164)      (10,814,500)         (134,083)       (1,836,410)
                                                   --------       -----------          --------        ----------
  Net increase                                      175,423        $2,365,684         2,257,961       $32,041,665
                                                    =======        ==========         =========       ===========
Series C Shares
Shares sold                                          51,704          $764,137           556,093        $7,112,526
Shares issued for reinvestment of distributions           0                 0             3,810            56,850
Shares redeemed                                     (27,426)         (414,118)           (8,518)         (107,907)
                                                    -------          --------            ------          --------
  Net increase                                       24,278          $350,019           551,385        $7,061,469
                                                     ======          ========           =======        ==========
Series D Shares
Shares sold                                          80,650        $1,210,179           990,621       $12,876,680
Shares issued for reinvestment of distributions           0                 0             8,302           124,284
Shares redeemed                                    (239,185)       (3,492,900)         (170,814)       (2,350,177)
                                                   --------        ----------          --------        ----------
  Net increase (decrease)                          (158,535)      $(2,282,721)          828,109       $10,650,787
                                                   ========       ===========           =======       ===========

                                                For the period from June 12, 1996
                                                       to February 28, 1997
                                                ---------------------------------
                                                     Shares             Value
Super Institutional Shares                      ---------------------------------
Shares sold                                       5,792,346       $90,000,000
Shares redeemed                                           0                 0
                                                  ---------       -----------
  Net increase                                    5,792,346       $90,000,000
                                                  =========       ===========


                                                           Year ended                          Year ended
                                                        February 28, 1997                   February 29, 1996
                                                  ---------------------------         ---------------------------
                                                     Shares             Value             Shares            Value
Fund Summary                                      ---------------------------         ---------------------------
Shares sold                                       8,005,326      $122,706,189         8,302,740      $117,918,821
Shares issued for reinvestment of distributions           0                 0            60,868           911,655
Shares redeemed                                  (2,938,536)      (43,901,385)         (505,338)       (7,033,984)
                                                 ----------       -----------          --------        ----------
  Net increase                                    5,066,790       $78,804,804         7,858,270      $111,796,492
                                                  =========       ===========         =========      ============

  See accompanying notes to financial statements

                                                          THE CHESAPEAKE FUND

                                                         FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Period)




                                                           ---------------------------------------------
                                                                           Institutional
                                                           ---------------------------------------------
                                                                                                 For the
                                                                                             period from
                                                                                           April 6, 1994
                                                                                        (commencement of
                                                            Year ended      Year ended    operations) to
                                                           February 28,    February 29,     February 28,
                                                                  1997            1996             1995

Net asset value, beginning of period                            $14.45          $11.31           $10.00
 Income from investment operations
  Net investment loss                                            (0.13)          (0.05)           (0.04)
  Net realized and unrealized gain (loss) on investments          1.94            3.38             1.35
   Total from investment operations                               1.81            3.33             1.31
 Distributions to shareholders from
  Net realized gain from investment transactions                  0.00           (0.11)            0.00
  Tax return of capital                                           0.00           (0.08)            0.00
   Total distributions                                            0.00           (0.19)            0.00

Net asset value, end of period                                  $16.26          $14.45           $11.31

Total return                                                     12.53 %         29.66 %          13.12 %

Ratios/supplemental data
 Net assets, end of period (000's)                             $77,858         $80,252          $15,088
 Ratio of expenses to average net assets
  Before expense reimbursements and waivers                       1.23 %          1.65 %           2.75 %(b)
  After expense reimbursements and waivers                        1.22 %          1.49 %           1.73 %(b)
 Ratio of net investment loss to average net assets
  Before expense reimbursements and waivers                      (0.85)%         (0.98)%          (1.80)%(b)
  After expense reimbursements and waivers                       (0.84)%         (0.82)%          (0.78)%(b)
 Portfolio turnover rate                                        126.44 %         99.33 %          64.92 %(b)
 Average broker commission per share                             $0.06

(a) Total return does not reflect payment of a sales charge.
(b) Annualized.




                                                            ---------------------------      ----------------------------
                                                                     Series A                           Series C
                                                            ---------------------------      ----------------------------
                                                                                For the                           For the
                                                                            period from                       period from
                                                                          April 7, 1995                     April 7, 1995
                                                                       (commencement of                  (commencement of
                                                            Year ended   operations) to       Year ended   operations) to
                                                           February 28,     February 29,     February 28,     February 29,
                                                                  1997             1996             1997             1996

Net asset value, beginning of period                            $14.42           $11.79           $14.34           $11.79
 Income from investment operations
  Net investment loss                                            (0.18)           (0.06)           (0.29)           (0.12)
  Net realized and unrealized gain (loss) on investments          1.94             2.88             1.92             2.86
   Total from investment operations                               1.76             2.82             1.63             2.74
 Distributions to shareholders from
  Net realized gain from investment transactions                  0.00            (0.11)            0.00            (0.11)
  Tax return of capital                                           0.00            (0.08)            0.00            (0.08)
   Total distributions                                            0.00            (0.19)            0.00            (0.19)

Net asset value, end of period                                  $16.18           $14.42           $15.97           $14.34

Total return                                                     12.21%(a)        23.86%(a)        11.30%           23.18%

Ratios/supplemental data
 Net assets, end of period (000's)                             $39,376          $32,549           $9,192           $7,908
 Ratio of expenses to average net assets
  Before expense reimbursements and waivers                       1.54%            1.88%(b)         2.34%            2.38%(b)
  After expense reimbursements and waivers                        1.53%            1.71%(b)         2.33%            2.18%(b)
 Ratio of net investment loss to average net assets
  Before expense reimbursements and waivers                      (1.16)%          (1.20)%(b)       (1.97)%          (1.77)%(b)
  After expense reimbursements and waivers                       (1.15)%          (1.04)%(b)       (1.96)%          (1.57)%(b)
 Portfolio turnover rate                                        126.44 %          99.33 %         126.44 %          99.33 %
 Average broker commission per share                             $0.06                             $0.06

(a) Total return does not reflect payment of a sales charge.
(b) Annualized.

                                                         ------------------------------   --------------
                                                                                                   Super
                                                                    Series D               Institutional
                                                         ------------------------------   --------------
                                                                                For the          For the
                                                                            period from      period from
                                                                          April 7, 1995    June 12, 1996
                                                                        commencement of (commencement of
                                                            Year ended   operations) to   operations) to
                                                           February 28,     February 29,     February 28,
                                                                  1997             1996             1997

Net asset value, beginning of period                            $14.41           $11.79           $15.53
 Income from investment operations
  Net investment loss                                            (0.29)           (0.11)           (0.07)
  Net realized and unrealized gain (loss) on investment           1.97             2.92             0.83
   Total from investment operations                               1.68             2.81             0.76
 Distributions to shareholders from
  Net realized gain from investment transactions                  0.00            (0.11)            0.00
  Tax return of capital                                           0.00            (0.08)            0.00
   Total distributions                                            0.00            (0.19)            0.00

Net asset value, end of period                                  $16.09           $14.41           $16.29

Total return                                                     11.59%(a)        23.77%(a)         4.89%

Ratios/supplemental data
 Net assets, end of period (000's)                             $10,774          $11,929          $94,340
 Ratio of expenses to average net assets
  Before expense reimbursements and waivers                       2.02 %           2.13 %(b)        1.08 %(b)
  After expense reimbursements and waivers                        2.01 %           1.73 %(b)        1.04 %(b)
 Ratio of net investment loss to average net assets
  Before expense reimbursements and waivers                      (1.64)%          (1.54)%(b)       (0.75)%(b)
  After expense reimbursements and waivers                       (1.63)%          (1.14)%(b)       (0.72)%(b)
 Portfolio turnover rate                                        126.44 %          99.33 %         126.44 %
 Average broker commission per share                             $0.06                             $0.06

(a) Total return does not reflect payment of a sales charge.
(b) Annualized.

See accompanying notes to financial statements

                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Chesapeake Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on April 6, 1994. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on February 3, 1995, and three new classes of shares - Series A, Series C and Series D Investor Shares (the "Investor Shares") - were authorized. On April 7, 1995, Series A, Series C and Series D Investor Shares became effective. The Board of Trustees of the Trust approved on May 2, 1996 a plan to authorize a new class of shares designated as the Super Institutional Shares. On June 12, 1996, the Super Institutional Shares became effective. The Institutional Shares and Super Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Series C Shares) at different levels and bear distribution fees at different levels.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997



C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund may declare dividends quarterly, generally payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     The Fund has capital loss carryforwards for federal income tax purposes of $127,293 which expire in the year 2005. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

                                                                     (Continued)

                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997



The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, Series C, and Series D Investor Shares. The Administrator also receives a monthly fee of $1,750 for the Institutional Shares and for Series A, Series C, and Series D Investor Shares for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator receives a fee at the annual rate of 0.015% of average daily net assets for shareholder administration costs. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator currently intends to reimburse expenses of the Super-Institutional Class to limit total Super- Institutional Class operating expenses to 1.04% of the average daily net assets of that class. There can be no assurance that the foregoing voluntary expense reimbursements will continue. A receivable from the Administrator in the amount of $13,657 has been recorded to reflect the reimbursement for the year ended February 28, 1997.

Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the fiscal year ended February 28, 1997, the Distributor retained sales charges in the amount of $8,836.

Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

Expenses totalling $66,799 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - DISTRIBUTION AND SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan with respect to Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

                                                                     (Continued)

                               THE CHESAPEAKE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997



The Fund incurred $96,096, $64,129 and $58,554 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 1997.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments other than short-term investments aggregated $321,103,038 and $232,904,488, respectively, for the fiscal year ended February 28, 1997.

NOTE 6 - EXPENSE REDUCTIONS

The Advisor has transacted certain portfolio trades with brokers who paid a portion of the fund's expenses. For the fiscal year ended February 28, 1997, the Fund's expenses were reduced by $21,927 under this arrangement.

[Deloitte & Touche letterhead]

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Chesapeake Fund as of February 28, 1997, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 29, 1996 and the financial highlights for the two years in the period ended February 29, 1996 were audited by other auditors, whose reports thereon dated April 22, 1996, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Fund as of February 28, 1997, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.


Deloitte & Touche

Pittsburgh, Pennsylvania
March 26, 1997